Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions	Dec. 07, 2021 USD ($) $ / shares shares	Jul. 07, 2021 USD ($) $ / shares shares
Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	1.53184
Contingent consideration liability (in shares)	27,000,000
Credit Agreement with SVB and Hercules | Secured Debt
Reverse Recapitalization [Line Items]
Principal payment of debt | $	$ 67.1
Common Class A
Reverse Recapitalization [Line Items]
Contingent consideration liability (in shares)	24,600,000
Sponsor earnout shares subject to vesting requirements (in shares)	862,500
Stock converted in transaction (in shares)	8,625,000
Number of shares issued in transaction (in shares)		25,200,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10.00
Sale of stock, consideration received | $		$ 252.0
Common Class B
Reverse Recapitalization [Line Items]
Contingent consideration liability (in shares)	2,400,000
Period 1
Reverse Recapitalization [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares	$ 15.00
Period 2
Reverse Recapitalization [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares	17.00
Period 3
Reverse Recapitalization [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares	19.00
Period 4
Reverse Recapitalization [Line Items]
Share price triggering share issuance (in dollars per share) | $ / shares	$ 21.00